Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Going Concern [Abstract]
Going Concern

Note 2 — Going Concern

As of September 30, 2022, the Company had an approximate cash balance of $0.1 million, a working capital deficit of approximately $21.6 million, and an accumulated deficit of approximately $60.4 million. On October 18, 2022, the Company completed a $500,000 private placement. However, in light of the Company’s private placement, the aforementioned factors continue to raise substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the date of issuance of these unaudited condensed consolidated financial statements. The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern within one year after the date the unaudited condensed consolidated financial statements are issued.

The Company does not believe that its capital resources as of September 30, 2022, its ability to settle convertible debt obligations through issuance of the Company’s shares, availability on the SouthStar facility to finance purchase orders and invoices, reauthorization of key vendors and credit limitation improvements will be sufficient to fund planned operations during the next twelve months. As a result, the Company will need additional funds to support its obligations. On September 22, 2022, the shareholders of the Company approved the authorization of 3 billion shares of common stock. Subsequently, the Company’s outstanding shares have been issued and reserved. As disclosed in Note 15, subsequent events, reverse stock split, the Company’s intent is to issue additional shares in the near future.

The Company continues to explore a number of other possible solutions to its financing needs, including efforts to raise additional capital as needed, through the issuance of equity, equity-linked or debt securities, as well as possible transactions with other companies, strategic partnerships, and other mechanisms for addressing our financial condition. The Company will utilize its current contracts that are not limited to a single branch of government or a specific agency. These contracts can provide the Company an opportunity to attain new solutions and service type orders. The Company will also utilize SGS’s small business status to partner with prime contractors on larger orders. The Company currently has utilized SouthStar to finance purchase orders and it also has the ability to factor its receivables if needed to fund operations. In addition, as disclosed in Note 1 – Increase in Authorized shares, the Company will need to further increase its available shares of common stock to settle convertible debt conversions. After considering the plans to alleviate substantial doubt, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.

If the Company is unable to raise additional capital on terms acceptable to the Company and on a timely basis, or is unable to attain new vendors, the Company will be required to downsize or wind down its operations through liquidation, bankruptcy, or sale of its assets. In addition, as of September 30, 2022, the Company has been reliant on its ability to liquidate Ethereum to continue to fund operations when needed, and as such, the Company does not currently have enough Ethereum on hand to fund operations through the next twelve months. Further, as of September 15, 2022, Ethereum switched from a Proof of Work model to Proof of Stake model and as a result, the Company is no longer mining Ethereum.

Note 2 — Going Concern

As of December 31, 2021, the Company had an approximate cash balance of $0.6 million, working capital deficit of approximately $(22.0) million, and an accumulated deficit of approximately $49.3 million. The aforementioned factors raise substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the date of issuance of these financial statements. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern within one year after the date the consolidated financial statements are issued.

The Company does not believe that its capital resources as of December 31, 2021, its ability to mine cryptocurrency, its expected sale of certain mining assets and data center, availability on the SGS SouthStar credit facility to finance purchase orders and invoices, reauthorization of key vendors and credit limitation improvements will be sufficient to fund planned operations. As a result, the Company will need additional funds to support its obligations for the next twelve months. The Company continues to explore a number of other possible solutions to its financing needs, including additional efforts to raise additional capital as needed, through the issuance of equity, equity-linked or debt securities, as well as possible transactions with other companies, strategic partnerships, and other mechanisms for addressing our financial condition. As such, on March 24, 2022, Company executed an agreement with a third party which includes certain binding and non-binding provisions. Pursuant to the agreement, the Company and the third party agreed to certain terms related to the Company’s sale of approximately 75% of its Ethereum mining assets and certain associated real property which is expected to close on May 24, 2022. The transaction is a sale of assets in exchange for stock. There can be no assurance that the Company will consummate the sale.

If the Company is unable to raise additional capital on terms acceptable to the Company and on a timely basis, the Company will be required to downsize or wind down its operations through liquidation, bankruptcy, or sale of its assets.